STOCKHOLDERS' EQUITY (Details 2) (Warrant [Member])	12 Months Ended
Dec. 31, 2013
Warrant [Member]
Stockholders Equity Note [Line Items]
Expected volatility	57.00%
Expected term (in years)	4 years 4 months 24 days
Risk free rate	1.46%
Expected dividend rate	0.00%